Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.79%
Communication services: 2.55%
Diversified telecommunication services: 0.46%
Bandwidth, Inc. Class A†	10,209	$147,724
Cogent Communications Holdings, Inc.	857	65,184
		212,908
Entertainment: 0.09%
Cinemark Holdings, Inc.†	2,872	40,466
Interactive media & services: 1.23%
Cargurus, Inc.†	11,338	273,926
Yelp, Inc.†	1,874	88,715
Ziff Davis, Inc.†	1,630	109,520
ZipRecruiter, Inc. Class A†	7,419	103,124
		575,285
Media: 0.77%
Entravision Communications Corp. Class A	29,828	124,383
TEGNA, Inc.	15,457	236,492
		360,875
Consumer discretionary: 11.24%
Automobile components: 1.06%
Dana, Inc.	8,769	128,115
Modine Manufacturing Co.†	6,111	364,827
		492,942
Diversified consumer services: 1.05%
Perdoceo Education Corp.	9,377	164,660
Stride, Inc.†	5,491	326,001
		490,661
Hotels, restaurants & leisure: 2.22%
Bloomin’ Brands, Inc.	11,567	325,611
Brinker International, Inc.†	6,955	300,317
Hilton Grand Vacations, Inc.†	3,458	138,942
International Game Technology PLC	8,660	237,371
SeaWorld Entertainment, Inc.†	632	33,388
		1,035,629
Household durables: 2.83%
Helen of Troy Ltd.†	656	79,251
KB Home	4,285	267,641
M/I Homes, Inc.†	2,297	316,389
Meritage Homes Corp.	1,467	255,551
Taylor Morrison Home Corp.†	7,539	402,206
		1,321,038
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Specialty retail: 3.63%
Academy Sports & Outdoors, Inc.	6,806	$449,196
American Eagle Outfitters, Inc.	4,973	105,229
Asbury Automotive Group, Inc.†	1,317	296,285
Group 1 Automotive, Inc.	887	270,304
Hibbett, Inc.	2,880	207,418
Signet Jewelers Ltd.	1,313	140,832
Urban Outfitters, Inc.†	6,275	223,955
		1,693,219
Textiles, apparel & luxury goods: 0.45%
Crocs, Inc.†	787	73,514
Steven Madden Ltd.	3,189	133,938
		207,452
Consumer staples: 2.92%
Beverages: 0.76%
Coca-Cola Consolidated, Inc.	284	263,666
Duckhorn Portfolio, Inc.†	9,053	89,172
		352,838
Consumer staples distribution & retail: 0.62%
Andersons, Inc.	3,632	208,985
Sprouts Farmers Market, Inc.†	1,722	82,846
		291,831
Food products: 0.33%
Simply Good Foods Co.†	3,876	153,489
Personal care products: 1.21%
BellRing Brands, Inc.†	5,443	301,706
e.l.f. Beauty, Inc.†	760	109,698
Medifast, Inc.	1,174	78,916
Nature’s Sunshine Products, Inc.†	4,295	74,261
		564,581
Energy: 6.82%
Energy equipment & services: 2.31%
Helix Energy Solutions Group, Inc.†	11,372	116,904
Liberty Energy, Inc.	15,582	282,658
Noble Corp. PLC	1,951	93,960
Patterson-UTI Energy, Inc.	22,104	238,723
RPC, Inc.	6,594	48,004
Seadrill Ltd.†	1,450	68,556
U.S. Silica Holdings, Inc.†	10,371	117,296
Weatherford International PLC†	1,131	110,646
		1,076,747
Oil, gas & consumable fuels: 4.51%
California Resources Corp.	5,962	326,002
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Callon Petroleum Co.†	810	$26,244
Chord Energy Corp.	760	126,335
CVR Energy, Inc.	4,180	126,654
International Seaways, Inc.	5,010	227,855
Matador Resources Co.	1,114	63,342
Par Pacific Holdings, Inc.†	5,378	195,598
PBF Energy, Inc. Class A	6,767	297,477
Peabody Energy Corp.	13,679	332,673
Scorpio Tankers, Inc.	1,119	68,035
SilverBow Resources, Inc.†	1,674	48,680
Vital Energy, Inc.†	5,055	229,952
W&T Offshore, Inc.	10,084	32,874
		2,101,721
Financials: 16.65%
Banks: 8.95%
Axos Financial, Inc.†	5,239	286,049
Bancorp, Inc.†	5,197	200,396
Bank of NT Butterfield & Son Ltd.	6,731	215,459
CrossFirst Bankshares, Inc.†	6,288	85,391
Customers Bancorp, Inc.†	5,535	318,927
Enterprise Financial Services Corp.	2,147	95,864
Financial Institutions, Inc.	4,320	92,016
First BanCorp	15,156	249,316
First Financial Corp.	3,584	154,219
Hancock Whitney Corp.	5,598	272,007
Hanmi Financial Corp.	8,473	164,376
Hilltop Holdings, Inc.	5,518	194,289
Mercantile Bank Corp.	2,284	92,228
NBT Bancorp, Inc.	1,505	63,075
OFG Bancorp	7,751	290,507
Pathward Financial, Inc.	2,337	123,697
Preferred Bank	3,717	271,527
Republic Bancorp, Inc. Class A	3,630	200,231
UMB Financial Corp.	3,109	259,757
Univest Financial Corp.	2,997	66,024
Westamerica BanCorp	3,809	214,866
WSFS Financial Corp.	5,732	263,271
		4,173,492
Capital markets: 1.81%
Artisan Partners Asset Management, Inc. Class A	2,894	127,857
Evercore, Inc. Class A	361	61,749
PJT Partners, Inc. Class A	1,181	120,309
StoneX Group, Inc.†	1,879	138,727
Victory Capital Holdings, Inc. Class A	5,710	196,652
Virtus Investment Partners, Inc.	815	197,034
		842,328
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Consumer finance: 0.62%
Bread Financial Holdings, Inc.	1,893	$62,356
Enova International, Inc.†	3,363	186,176
Green Dot Corp. Class A†	3,936	38,966
		287,498
Financial services: 3.83%
Essent Group Ltd.	5,246	276,674
Evertec, Inc.	6,270	256,694
Federal Agricultural Mortgage Corp. Class C	1,607	307,290
Jackson Financial, Inc. Class A	7,294	373,453
Marqeta, Inc. Class A†	23,160	161,657
MGIC Investment Corp.	7,805	150,558
NMI Holdings, Inc. Class A†	3,871	114,891
Radian Group, Inc.	5,094	145,434
		1,786,651
Insurance: 1.44%
CNO Financial Group, Inc.	8,612	240,275
Employers Holdings, Inc.	5,989	235,967
Genworth Financial, Inc. Class A†	29,611	197,801
		674,043
Health care: 15.49%
Biotechnology: 6.21%
ACADIA Pharmaceuticals, Inc.†	2,755	86,259
Alkermes PLC†	8,166	226,525
Amicus Therapeutics, Inc.†	8,425	119,551
Arcus Biosciences, Inc.†	6,345	121,190
Arrowhead Pharmaceuticals, Inc.†	1,609	49,235
Bridgebio Pharma, Inc.†	2,238	90,348
Caribou Biosciences, Inc.†	20,921	119,877
Catalyst Pharmaceuticals, Inc.†	8,572	144,095
Cytokinetics, Inc.†	1,529	127,656
Denali Therapeutics, Inc.†	3,022	64,852
Dynavax Technologies Corp.†	10,697	149,544
Eagle Pharmaceuticals, Inc.†	2,053	10,737
Halozyme Therapeutics, Inc.†	4,342	160,480
Icosavax, Inc.†	10,014	157,821
Intellia Therapeutics, Inc.†	4,367	133,150
Janux Therapeutics, Inc.†	14,068	150,950
Karuna Therapeutics, Inc.†	501	158,572
Kiniksa Pharmaceuticals Ltd. Class A†	8,438	148,003
Krystal Biotech, Inc.†	705	87,462
MiMedx Group, Inc.†	13,853	121,491
Nuvalent, Inc. Class A†	1,097	80,728
Prothena Corp. PLC†	1,029	37,394
Ultragenyx Pharmaceutical, Inc.†	1,059	50,641
Veracyte, Inc.†	4,556	125,336
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Biotechnology(continued)
Vir Biotechnology, Inc.†	3,119	$31,377
Voyager Therapeutics, Inc.†	16,761	141,463
		2,894,737
Health care equipment & supplies: 2.36%
Axonics, Inc.†	1,739	108,218
Embecta Corp.	4,158	78,711
Haemonetics Corp.†	844	72,170
Inmode Ltd.†	3,727	82,889
Lantheus Holdings, Inc.†	3,856	239,072
LivaNova PLC†	4,556	235,728
Merit Medical Systems, Inc.†	1,975	150,021
Omnicell, Inc.†	1,194	44,930
Shockwave Medical, Inc.†	456	86,895
		1,098,634
Health care providers & services: 3.22%
Addus HomeCare Corp.†	471	43,732
Alignment Healthcare, Inc.†	19,409	167,111
AMN Healthcare Services, Inc.†	1,054	78,924
Castle Biosciences, Inc.†	3,072	66,294
DocGo, Inc.†	11,594	64,810
Ensign Group, Inc.	969	108,731
Hims & Hers Health, Inc.†	5,949	52,946
ModivCare, Inc.†	1,524	67,041
NeoGenomics, Inc.†	10,421	168,612
Option Care Health, Inc.†	6,856	230,979
Privia Health Group, Inc.†	4,399	101,309
Progyny, Inc.†	3,059	113,734
Select Medical Holdings Corp.	3,219	75,646
Tenet Healthcare Corp.†	2,147	162,249
		1,502,118
Health care technology: 0.25%
Schrodinger, Inc.†	3,288	117,710
Life sciences tools & services: 0.30%
Quanterix Corp.†	5,197	142,086
Pharmaceuticals: 3.15%
Amneal Pharmaceuticals, Inc.†	29,814	180,971
Amphastar Pharmaceuticals, Inc.†	3,769	233,113
Arvinas, Inc.†	6,166	253,792
Corcept Therapeutics, Inc.†	5,788	187,994
Harmony Biosciences Holdings, Inc.†	4,252	137,340
Intra-Cellular Therapies, Inc.†	1,913	137,009
Ligand Pharmaceuticals, Inc.†	2,339	167,051
Prestige Consumer Healthcare, Inc.†	2,812	172,151
		1,469,421
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 5

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Industrials: 17.43%
Aerospace & defense: 0.98%
Moog, Inc. Class A	1,739	$251,772
V2X, Inc.†	4,414	204,986
		456,758
Building products: 1.60%
Janus International Group, Inc.†	25,886	337,812
Simpson Manufacturing Co., Inc.	1,283	254,008
UFP Industries, Inc.	1,243	156,059
		747,879
Commercial services & supplies: 0.31%
ACCO Brands Corp.	7,949	48,330
Ennis, Inc.	4,414	96,711
		145,041
Construction & engineering: 2.11%
Comfort Systems USA, Inc.	1,336	274,775
EMCOR Group, Inc.	1,051	226,417
MYR Group, Inc.†	1,652	238,929
Primoris Services Corp.	7,324	243,230
		983,351
Electrical equipment: 1.68%
Array Technologies, Inc.†	7,879	132,367
Atkore, Inc.†	2,481	396,960
Encore Wire Corp.	1,194	255,039
		784,366
Ground transportation: 0.69%
ArcBest Corp.	2,663	320,119
Machinery: 3.14%
Alamo Group, Inc.	660	138,726
Hillenbrand, Inc.	3,552	169,963
Mueller Industries, Inc.	4,609	217,314
Tennant Co.	1,266	117,346
Terex Corp.	4,283	246,101
Titan International, Inc.†	8,969	133,459
Wabash National Corp.	4,544	116,417
Watts Water Technologies, Inc. Class A	1,547	322,302
		1,461,628
Marine transportation: 0.99%
Costamare, Inc.	8,086	84,175
Matson, Inc.	3,463	379,545
		463,720
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Professional services: 2.42%
CBIZ, Inc.†	1,203	$75,296
ExlService Holdings, Inc.†	4,708	145,242
Insperity, Inc.	2,379	278,866
Kelly Services, Inc. Class A	6,335	136,963
Legalzoom.com, Inc.†	16,158	182,585
Parsons Corp.†	1,430	89,675
TriNet Group, Inc.†	1,843	219,188
		1,127,815
Trading companies & distributors: 3.51%
Applied Industrial Technologies, Inc.	2,265	391,143
Boise Cascade Co.	2,446	316,415
DXP Enterprises, Inc.†	3,396	114,445
GMS, Inc.†	2,708	223,221
H&E Equipment Services, Inc.	1,495	78,218
Rush Enterprises, Inc. Class A	3,924	197,377
Titan Machinery, Inc.†	6,201	179,085
WESCO International, Inc.	789	137,191
		1,637,095
Information technology: 13.20%
Communications equipment: 0.60%
Calix, Inc.†	3,478	151,954
Extreme Networks, Inc.†	7,267	128,190
		280,144
Electronic equipment, instruments & components: 2.37%
Advanced Energy Industries, Inc.	1,295	141,051
Arlo Technologies, Inc.†	27,022	257,249
Fabrinet†	2,175	413,968
Sanmina Corp.†	5,718	293,734
		1,106,002
IT services: 0.74%
Fastly, Inc. Class A†	5,022	89,392
Perficient, Inc.†	1,557	102,482
Squarespace, Inc. Class A†	4,638	153,100
		344,974
Semiconductors & semiconductor equipment: 3.86%
ACM Research, Inc. Class A†	15,196	296,930
Amkor Technology, Inc.	4,360	145,057
Axcelis Technologies, Inc.†	2,095	271,701
Diodes, Inc.†	2,518	202,749
MaxLinear, Inc.†	2,205	52,413
Onto Innovation, Inc.†	827	126,448
Photronics, Inc.†	12,760	400,281
Rambus, Inc.†	2,115	144,349
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 7

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
SMART Global Holdings, Inc.†	1,754	$33,203
Synaptics, Inc.†	1,091	124,461
		1,797,592
Software: 5.21%
A10 Networks, Inc.	13,725	180,758
Adeia, Inc.	12,297	152,360
Amplitude, Inc. Class A†	6,390	81,281
Appfolio, Inc. Class A†	586	101,519
C3.ai, Inc. Class A†	1,941	55,726
Clear Secure, Inc. Class A	9,497	196,113
eGain Corp.†	12,020	100,127
Freshworks, Inc. Class A†	6,748	158,510
Intapp, Inc.†	5,580	212,152
InterDigital, Inc.	2,541	275,800
Olo, Inc. Class A†	19,441	111,202
PagerDuty, Inc.†	3,328	77,043
Sprout Social, Inc. Class A†	747	45,896
SPS Commerce, Inc.†	2,214	429,162
Tenable Holdings, Inc.†	1,821	83,875
Zeta Global Holdings Corp. Class A†	19,150	168,903
		2,430,427
Technology hardware, storage & peripherals: 0.42%
Super Micro Computer, Inc.†	695	197,561
Materials: 4.47%
Chemicals: 1.32%
AdvanSix, Inc.	2,464	73,822
Koppers Holdings, Inc.	3,079	157,706
Minerals Technologies, Inc.	2,740	195,389
Orion SA	4,168	115,579
Tronox Holdings PLC	5,014	70,998
		613,494
Containers & packaging: 0.33%
Greif, Inc. Class A	2,344	153,743
Metals & mining: 2.33%
Arch Resources, Inc.	651	108,027
Commercial Metals Co.	6,772	338,871
Constellium SE†	11,764	234,809
Ryerson Holding Corp.	3,632	125,958
Schnitzer Steel Industries, Inc. Class A	3,635	109,632
SunCoke Energy, Inc.	15,911	170,884
		1,088,181
Paper & forest products: 0.49%
Clearwater Paper Corp.†	6,312	227,989
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Real estate: 5.45%
Diversified REITs: 1.35%
Armada Hoffler Properties, Inc.	16,713	$206,740
Essential Properties Realty Trust, Inc.	10,249	261,964
Global Net Lease, Inc.	16,130	160,494
		629,198
Health care REITs: 0.35%
CareTrust REIT, Inc.	5,214	116,689
National Health Investors, Inc.	835	46,635
		163,324
Hotel & resort REITs: 1.37%
Braemar Hotels & Resorts, Inc.	29,062	72,655
DiamondRock Hospitality Co.	22,678	212,947
RLJ Lodging Trust	5,742	67,296
Ryman Hospitality Properties, Inc.	2,573	283,184
		636,082
Real estate management & development: 0.42%
Newmark Group, Inc. Class A	17,852	195,658
Residential REITs : 0.79%
BRT Apartments Corp.	10,037	186,588
NexPoint Residential Trust, Inc.	5,321	183,202
		369,790
Retail REITs : 0.68%
Getty Realty Corp.	3,082	90,056
Urban Edge Properties	12,426	227,396
		317,452
Specialized REITs : 0.49%
Uniti Group, Inc.	39,563	228,674
Utilities: 2.57%
Electric utilities: 0.68%
Otter Tail Corp.	3,731	317,023
Gas utilities: 0.83%
Brookfield Infrastructure Corp. Class A	3,002	105,911
New Jersey Resources Corp.	4,325	192,808
Southwest Gas Holdings, Inc.	1,385	87,740
		386,459
Independent power and renewable electricity producers: 0.32%
Clearway Energy, Inc. Class A	5,837	149,310
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 9

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Multi-utilities: 0.43%
Black Hills Corp.	1,254	$67,653
Northwestern Energy Group, Inc.	2,566	130,584
		198,237
Water utilities: 0.31%
Consolidated Water Co. Ltd.	4,081	145,284
Total common stocks (Cost $39,954,896)		46,064,770

Rights: 0.00%
Health care: 0.00%
Biotechnology: 0.00%
Aduro Biotech, Inc.♦†	4,415	0
Life sciences tools & services: 0.00%
OmniAb, Inc. $12.50 Earnout shares♦†	104	0
OmniAb, Inc. $15.00 Earnout shares♦†	104	0
Total rights (Cost $0)		0

		Yield
Short-term investments: 1.17%
Investment companies: 1.17%
Allspring Government Money Market Fund Select Class♠∞		5.28%	542,637	542,637
Total short-term investments (Cost $542,637)				542,637
Total investments in securities (Cost $40,497,533)	99.96%			46,607,407
Other assets and liabilities, net	0.04			19,835
Total net assets	100.00%			$46,627,242

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$292,998	$28,151,719	$(27,902,080)	$0	$0	$542,637	542,637	$20,184
See accompanying notes to portfolio of investments
10 | Allspring Disciplined Small Cap Fund

Portfolio of investments—December 31, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-mini Russell 2000 Index	53	3-15-2024	$506,609	$542,641	$36,032	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Small Cap Fund | 11

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
12 | Allspring Disciplined Small Cap Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,189,534	$0	$0	$1,189,534
Consumer discretionary	5,240,941	0	0	5,240,941
Consumer staples	1,362,739	0	0	1,362,739
Energy	3,178,468	0	0	3,178,468
Financials	7,764,012	0	0	7,764,012
Health care	7,224,706	0	0	7,224,706
Industrials	8,127,772	0	0	8,127,772
Information technology	6,156,700	0	0	6,156,700
Materials	2,083,407	0	0	2,083,407
Real estate	2,540,178	0	0	2,540,178
Utilities	1,196,313	0	0	1,196,313
Rights
Health care	0	0	0	0
Short-term investments
Investment companies	542,637	0	0	542,637
	46,607,407	0	0	46,607,407
Futures contracts	36,032	0	0	36,032
Total assets	$46,643,439	$0	$0	$46,643,439
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2023, $106,640 was segregated as cash collateral for these open futures contracts.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Disciplined Small Cap Fund | 13